Revenue - Summary of Revenue by Segment and Asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reportable segments [line items]
Revenue	$ 51,262	$ 55,658	$ 53,817
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	51,262	55,658	53,817
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	22,530	18,566	16,027
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	22,530	18,566	16,027
Operating segments [member] | Copper [member] | Escondida [member]
Disclosure of reportable segments [line items]
Revenue	13,177	10,013	8,847
Operating segments [member] | Copper [member] | Pampa Norte [member]
Disclosure of reportable segments [line items]
Revenue	2,726	2,375	2,491
Operating segments [member] | Copper [member] | Copper South Australia [member]
Disclosure of reportable segments [line items]
Revenue	4,655	4,085	2,806
Operating segments [member] | Copper [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	1,845	2,021	1,863
Operating segments [member] | Copper [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	127	72	20
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	22,919	27,952	24,812
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	22,919	27,952	24,812
Operating segments [member] | Iron Ore [member] | Western Australia Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	22,767	27,805	24,678
Operating segments [member] | Iron Ore [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	28	25	21
Operating segments [member] | Iron Ore [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	124	122	113
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	5,046	7,666	10,958
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	5,046	7,666	10,958
Operating segments [member] | Coal [member] | BHP Mitsubishi Alliance [Member]
Disclosure of reportable segments [line items]
Revenue	3,422	5,873	7,652
Operating segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure of reportable segments [line items]
Revenue	1,624	1,793	3,306
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	767	1,474	2,020
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ 767	$ 1,474	$ 2,020